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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                      Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer AmPac Growth Fund
          Schedule of Investments  9/30/05
 Shares                                                     Value
          COMMON STOCK - 99.6 %
          Energy - 2.8 %
          Integrated Oil & Gas - 2.8 %
   8,400  Chevron Corp.                                  $   543,732
          Total Energy                                   $   543,732

          Capital Goods - 14.7 %
          Electrical Component & Equipment - 5.5 %
  15,000  Emerson Electric Co.                           $ 1,077,000
          Industrial Conglomerates - 9.2 %
  10,800  3M Co.                                         $   792,288
  29,500  General Electric Co.                               993,265
                                                         $ 1,785,553
          Total Capital Goods                            $ 2,862,553

          Transportation - 4.4 %
          Air Freight & Couriers - 4.4 %
  15,000  Expeditors International of Washington, Inc.   $   851,700
          Total Transportation                           $   851,700

          Media - 4.6 %
          Advertising - 4.6 %
  17,500  WPP Group Plc (A.D.R.)                         $   894,600
          Total Media                                    $   894,600

          Food, Beverage & Tobacco - 5.9 %
          Packaged Foods & Meats - 5.9 %
  16,000  Wm. Wrigley Jr. Co.                            $ 1,150,080
          Total Food, Beverage & Tobacco                 $ 1,150,080

          Household & Personal Products - 3.3 %
          Household Products - 3.3 %
  12,000  Colgate-Palmolive Co.                          $   633,480
          Total Household & Personal Products            $   633,480

          Health Care Equipment & Services - 13.5 %
          Health Care Equipment - 10.5 %
  19,500  Medtronic, Inc.                                $ 1,045,590
  20,000  Stryker Corp.                                      988,600
                                                         $ 2,034,190
          Health Care Services - 3.0 %
  23,000  IMS Health, Inc.                               $   578,910
          Total Health Care Equipment & Services         $ 2,613,100

          Pharmaceuticals & Biotechnology - 7.6 %
          Pharmaceuticals - 7.6 %
  14,000  Johnson & Johnson                              $   885,920
  23,500  Pfizer, Inc.                                       586,795
                                                         $ 1,472,715
          Total Pharmaceuticals & Biotechnology          $ 1,472,715

          Diversified Financials - 10.9 %
          Asset Management & Custody Banks - 10.9 %
  22,000  State Street Corp.                             $ 1,076,240
  16,000  T. Rowe Price Associates, Inc.                   1,044,800
                                                         $ 2,121,040
          Total Diversified Financials                   $ 2,121,040

          Insurance - 1.8 %
          Multi-Line Insurance - 1.8 %
   5,500  American International Group, Inc.             $   340,780
          Total Insurance                                $   340,780

          Software & Services - 5.5 %
          Systems Software - 5.5 %
   5,000  Adobe Systems, Inc.                            $   149,250
  31,000  Microsoft Corp.                                    797,630
   5,000  Symantec Corp. *                                   113,300
                                                         $ 1,060,180
          Total Software & Services                      $ 1,060,180

          Technology Hardware & Equipment - 12.0 %
          Communications Equipment - 3.3 %
  36,000  Cisco Systems, Inc. *                          $   645,480
          Computer Hardware - 3.1 %
   7,500  IBM Corp.                                      $   601,650
          Computer Storage & Peripherals - 1.7 %
  25,500  EMC Corp. *                                    $   329,970
          Electronic Manufacturing Services - 3.9 %
  20,000  Molex, Inc.                                    $   514,200
  10,000  National Instruments Corp.                         246,400
                                                         $   760,600
          Total Technology Hardware & Equipment          $ 2,337,700

          Semiconductors - 12.6 %
          Semiconductor Equipment - 1.8 %
  20,400  Applied Materials, Inc.                        $   345,984
          Semiconductors - 10.8 %
  34,500  Intel Corp.                                    $   850,425
  15,000  Linear Technology Corp.                            563,850
  23,000  Microchip Technology                               692,760
                                                         $ 2,107,035
          Total Semiconductors                           $ 2,453,019
          TOTAL COMMON STOCK - 99.6%                     $19,334,679
          (Cost   $15,836,512)
          OTHER ASSETS AND LIABILITIES - 0.4%            $    73,769

          TOTAL NET ASSETS - 100.0%                      $19,408,448

        (AAmerican Depositary Receipt

        * Non-income producing security

        (aAt September 30, 2005, the net unrealized gain on investments based

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost      $ 4,408,311

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value        (910,144)

          Net unrealized gain                            $3,498,167


Pioneer Municipal Bond Fund
 Schedule Of Investments 9/30/05


Principal
 Amount    MUNICIPAL BONDS - 98.6 %                             Value
           Alabama - 1.8 %
5,000,000  Alabama Drinking Water Finance Authority, 4.0%, 8/1$4,584,700
3,855,000  Jefferson County Alabama Sewer Revenue, 4.75%, 2/1/34,129,322
                                                              $8,714,022
           Arizona - 1.1 %
5,000,000  Scottsdale Healthcare, 6.8%, 12/1/31               $5,352,050
                                                              $5,352,050
           California - 21.0 %
4,000,000  California Health Facilities Financing Authority, 5$4,051,760
8,000,000  California Infrastructure & Economic Development, 5.8,322,560
5,000,000  California State, 5.0%, 11/1/30                     5,155,800
7,000,000  California State, 5.0%, 2/1/32                      7,223,440
6,345,000  California State Department of Veteran Affairs, 4.756,423,170
10,020,000 Golden State Tobacco Security Corp. California, 5.5%11,197,951
11,995,000 Pittsburg California Redevelopment Agency, 5.8%, 8/113,692,412
3,550,000  Northern California Power Agency, 5.0%, 7/1/09      3,740,529
7,010,000  San Joaquin County California, 4.75%, 11/15/19      7,013,996
25,000,000 San Joaquin Hills Transportation Corridor Agency, 5.23,647,750
10,865,000 San Jose California Redevelopment Agency Tax, 4.9%, 11,052,421
                                                              $101,521,789
           Colorado - 2.3 %
6,555,000  Colorado Springs Colorado Hospital Revenue, 6.375%, 7,165,074
4,000,000  University of Colorado Hospital Authority Revenue, $4,186,400
                                                              $11,351,474
           Florida - 4.4 %
8,000,000  Escambia County Florida Health Facilities, 5.25%, 1$8,371,440
2,000,000  Florida State Board of Education, Pubulic Education,2,874,933
2,750,000  Florida State Mid-Bay Bridge Authority Revenue, 6.051,977,460
7,500,000  Tallahassee Florida Health, 6.375%, 12/1/30         8,070,000
                                                              $21,293,833
           Illinois - 8.2 %
9,000,000  Chicago Illinois, 5.5%, 1/1/35                     $9,708,570
2,000,000  Chicago, Illinois Sales Tax Revenue, 5.375%, 1/1/27 2,135,940
10,000,000 Illinois Educational Facilities Authority, 6.25%, 5/10,719,300
10,000,000 Metropolitan Pier & Expo, 5.25%, 6/15/42            10,450,500
5,000,000  Metropolitan Pier & Expo, 7.0%, 7/1/26              6,628,800
                                                              $39,643,110
           Indiana - 6.0 %
6,450,000  Indianapolis Indiana Utilities District, 4.0%, 6/1/$6,643,436
19,000,000 Indianapolis State Development Finance Authority, 5.19,686,660
2,500,000  St. Joseph County Indiana Hospital Authority, 4.5%, 2,521,625
                                                               28,851,721
           Kentucky - 0.5 %
2,000,000  Kentucky Economic Development Finance Authority, 6.$2,188,520
                                                              $2,188,520
           Massachusetts - 6.4 %
4,250,000  Massachusetts Bay Transportation Authority, 4.5%, 3$4,244,220
20,000,000 Massachusetts State Housing Finance Agency, 5.4%, 1220,634,400
5,740,000  Massachusetts State Housing Finance Agency, 6.2%, 7/5,938,834
                                                              $30,817,454
           Maryland - 2.1 %
4,000,000  Maryland State Health & Higher Educational Faciliti$4,451,360
3,400,000  Baltimore Maryland Project Revenue, 5.0%, 7/1/24    3,759,720
1,725,000  Baltimore Maryland Project Revenue, 5.0%, 7/1/24    1,890,962
                                                               10,102,042
           Michigan - 1.6 %
5,000,000  Michigan State Hospital Finance Authority, 5.5%, 11$5,224,900
1,000,000  North Muskegon Michigan Public Schools, 5.25%, 5/1/21,067,570
1,210,000  North Muskegon Michigan Public Schools, 5.25%, 5/1/31,286,908
                                                              $7,579,378
           Minnesota - 1.1 %
5,000,000  Minnesota Health Care Revenue, 6.85%, 10/1/21      $5,311,350
                                                              $5,311,350
           Missouri - 0.6 %
1,000,000  Missouri State Health & Eucational Facilities, 5.25$1,098,370
2,000,000  Missouri State Health & Education Facilities, 4.75%,2,011,640
                                                              $3,110,010
           Mississippi - 1.1 %
5,500,000  Harrison County Mississippi Wastewater, 4.75%, 2/1/$5,514,630
                                                              $5,514,630
           Montana - 0.6 %
2,785,000  Forsyth Montana Pollution Control Revenue, 5.0%, 3/$2,897,430
                                                              $2,897,430
           North Carolina - 2.9 %
12,000,000 North Carolina Eastern Municipal Power, 6.0%, 1/1/2$13,892,160
                                                              $13,892,160
           North Dakota - 0.7 %
3,000,000  Grand Forks North Dakota Health Care Systems, 7.125$3,299,700
                                                              $3,299,700
           New York - 5.1 %
 900,000   Long Island Power Authority NY Electric Systems, Revenue,
           5.125%, 12./1/22                                   $ 946,062
3,820,000  Metropolitan Transportation Authority NY, 4.75%, 4/14,122,926
5,500,000  New York State Dormitory Authority Revenue, 5.25%, 56,051,430
1,425,000  New York State Dormitory Authority Revenue, 5.5%, 5/1,652,003
2,410,000  New York State Dormitory Authority Revenue, 5.5%, 5/2,751,256
5,250,000  New York State Dormitory Authority Revenue, 7.5%, 5/6,516,458
1,000,000  New York State Urban Development Corp., 5.125%, 7/1/1,061,830
1,500,000  Port Authority of NY & NJ, Ninety Third Series, 6.121,782,330
                                                              $24,884,295
           Ohio - 0.8 %
4,000,000  Cleveland-Cuyahoga County Ohio Port Authority Revenue,
           4.5%, 8/1/36                                       $3,866,400
                                                              $3,866,400
           Oklahoma - 1.4 %
5,590,000  McGee Creek Authority Water Revenue, 6.0%, 1/1/23  $6,672,224
                                                              $6,672,224
           Pennsylvania - 3.8 %
10,000,000 Lehigh County PA Industrial Development Authority Pollution Control
           Revenue, 4.75%, 2/15/27                            $10,150,800
5,000,000  Pennsylvania State Higher Education, 6.0%, 1/15/31  5,475,300
3,000,000  Southeastern PA Transportation Authority PA, 4.75%, 3,016,980
                                                              $18,643,080
           Puerto Rico - 1.1 %
5,000,000  Puerto Rico Electric Power Authority, 5.125%, 7/1/2$5,235,700
                                                              $5,235,700
           South Carolina - 6.8 %
15,000,000 Piedmont Municipal Power Agency, 5.25%, 1/1/21     $15,163,200
7,000,000  Greenville, SC County School District, 5.5%, 12/1/287,523,880
7,500,000  South Carolina Jobs Economic Development Authority, 9,033,375
1,000,000  Dorchester, SC County School District, 5.25%, 12/1/21,036,750
                                                              $32,757,205
           Texas - 7.3 %
2,245,000  Austin Texas Utilities System Revenue, 12.5%, 11/15$2,671,258
7,755,000  Austin Texas Utility System Revenue, 12.5%, 11/15/079,223,487
3,000,000  Houston TX Indpendent School District, 4.75%, 2/15/23,032,460
7,500,000  Houston, TX Indpendent School District, 4.25%, 2/15/7,164,450
8,300,000  Hurst Euless Bedford Texas 4.5%, 8/15/25            8,224,221
  10,000   Lower Colorado River Authority Texas Revenue, 5.625%  11,378
5,000,000  San Antonio Texas Electricity & Gas, Series A,
           Revenue, 4.5%, 2/1/21                               5,024,200
                                                              $35,351,454
           Virginia - 1.6 %
2,500,000  Loudoun County VA Sanitation Authority, 4.75%, 1/1/$2,520,625
3,085,000  Virginia State Public School Authority, 4.75%, 8/1/23,158,639
2,235,000  Virginia St Public School Authority 4.75%, 8/1/27   2,281,779
                                                              $7,961,043
           Washington - 4.8 %
 700,000   CDP-King County III WA Lease Revenue, 5.25%, 6/1/26$ 725,088
5,055,000  Douglas Cnty WA Public Utilities, 8.75%, 9/1/18     5,604,529
3,054,000  Seattle, WA Housing Authority, 6.6%, 8/20/38        3,205,906
6,290,000  Vancouver WA Housing Authority, 5.65%, 3/1/31       6,148,664
7,750,000  Washington State, 4.5%, 7/1/23                      7,765,423
                                                              $23,449,610
           West Virginia - 3.6 %
12,055,000 West VA State Hospital Finance Authority, 6.75%, 9/$13,979,701
2,945,000  West VA State Hospital Finance Authority, 6.75%, 9/13,227,985
                                                              $17,207,686
           TOTAL MUNICIPAL - 98.6 %
           (Cost   $429,088,171)                              $477,469,370

           TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.6%
3,121,880  Blackrock Provident Instituitional Fund            $3,121,880
           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
           (Cost   $3,121,880)                                $3,121,880

           TOTAL INVESTMENT IN SECURITIES - 99.2%
           (Cost   $432,210,051)                              $480,591,250

           OTHER ASSETS AND LIABILITIES - 0.8%                $3,720,410

           TOTAL NET ASSETS - 100.0%                          $484,311,660

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $432,210,051 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost          $48,381,199

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value              0

           Net unrealized gain                                $48,381,199


Pioneer California Tax Free Income Fund
Schedule Of Investments 9/30/05

Principal
Amount                                                               Value
           CALIFORNIA MUNICIPAL BONDS - 95.6 %
           Government - 6.6 %
4,500,000  California State, 4.75%, 4/1/29                         $4,519,890
1,000,000  Mount San Antonia Community Municipalty College District,
           5.0%, 5/1/27                                             1,098,140
                                                                   $5,618,030
           Municipal  Development - 3.5 %
3,000,000  San Jose California Redevelopment Agency Tax Allocation,$2,999,940
           Municipal  Facilities - 7.5 %
2,100,000  Fresno Joint Powers Financing Authority Lease Revenue, 4$2,121,021
1,200,000  Los Angeles Convention & Exhibit Center Authority, 9.0%, 1,212,384
3,000,000  Los Angeles County CA Certificates of Participation, 4.753,037,950
                                                                   $6,371,355
           Municipal  General - 1.3 %
1,000,000  Sacramento City Financing Authority, 5.0%, 12/1/32      $1,087,580
           Municipal  Higher Education - 9.0 %
2,000,000  California State University Fresno Association Inc., 6.0$2,302,360
2,000,000  California State University Fresno Association Inc., 6.0%2,302,360
3,000,000  University of California Revenues, 5.0%, 5/15/36         3,111,450
                                                                   $7,716,170
           Municipal  Housing - 4.7 %
4,000,000  California State Department of Veteran Affairs, 4.75%, 1$4,049,280
           Municipal  Medical - 22.7 %
4,500,000  California Health Facilities Financing Authority, 6.25%,$5,086,575
4,000,000  California Health Facilities Financing Authority, 5.0%, 34,051,760
4,000,000  Central California Joint Powers Health Financing Center, 4,189,360
3,500,000  Duarte CA Certificates of Participation, 5.25%, 4/1/31   3,536,610
2,500,000  San Bernardino County CA Certificates of Participation, 52,519,925
                                                                   $19,384,230
           Municipal  Power - 6.2 %
2,990,000  California State Department of Water Resources Power Supply,
            5.25%, 5/1/20                                          $3,220,200
2,000,000  Southern California Public Power Project, 5.0%, 7/1/33   2,079,300
                                                                   $5,299,500
           Municipal  School District - 4.7 %
1,180,000  Pomona Unified School District, 6.55%, 8/1/29           $1,529,304
2,500,000  Sacramento City Unified School District, 4.75%, 7/1/29   2,524,900
                                                                   $4,054,204
           Municipal Tobacco - 5.6 %
1,500,000  Golden State Tobacco Securitization, 7.9%, 6/1/42       $1,884,105
2,500,000  Golden State Tobacco Securitization, 6.75%, 6/1/39       2,878,725
                                                                   $4,762,830
           Municipal Transportation - 10.3 %
4,000,000  Alameda Corridor Transportation Authority, 4.75%, 10/1/2$4,050,000
5,000,000  San Joaquin Hills Transportation Corridor Agency, 5.0%, 14,729,550
                                                                   $8,779,550
           Municipal Utilities - 5.2 %
2,315,000  Orange County Sanitation District Certificates of Participation,
            5.0%, 2/1/33                                           $2,392,136
2,000,000  Los Angeles California Wastewater System Revenue, 5.0%, 62,073,260
                                                                   $4,465,396
           Municipal Water - 8.3 %
1,750,000  West Kern County Water District Certificates of Participation,
           5.625%, 6/1/31                                          $1,819,913
1,200,000  Los Angeles Department of Water & Power Waterworks Revenue,
           4.25%, 10/15/34                                          1,144,140
2,645,000  Capistrano Beach CA Water District, 4.75%, 12/1/28       2,666,530
1,475,000  Capistrano Beach CA Water District, 4.75%, 12/1/28       1,487,007
                                                                   $7,117,590
           TOTAL CALIFORNIA MUNICIPAL BONDS
           (Cost   $73,965,980)                                    $81,705,655

           TAX-EXEMPT MONEY MARKET MUTUAL FUND - 3.4%
2,906,757  Blackrock Provident Instituitional Fund                 $2,906,757
           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
           (Cost   $2,906,757)                                     $2,906,757

           TOTAL INVESTMENT IN SECURITIES - 99.0%
           (Cost   $76,872,737)                                    $84,612,412

           OTHER ASSETS AND LIABILITIES - 1.0%                     $ 849,081

           TOTAL NET ASSETS - 100.0%                               $85,461,493

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $79,779,494 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $7,740,717

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                (1,041)

           Net unrealized gain                                     $7,739,676


Pioneer Growth Leaders Fund
Schedule of Investments  9/30/05

Shares                                                             Value
             COMMON STOCK - 98.7 %
             Energy - 0.6 %
             Integrated Oil & Gas - 0.6 %
5,400        Chevron Corp.                                      $   349,542
             Total Energy                                       $   349,542

             Capital Goods - 9.1 %
             Electrical Component & Equipment - 0.4 %
9,000        American Power Conversion Corp.                    $   233,100
             Industrial Conglomerates - 8.7 %
9,500        3M Co.                                             $   696,920
134,000      General Electric Co.                                 4,511,780
                                                                $ 5,208,700
             Total Capital Goods                                $ 5,441,800

             Transportation - 5.5 %
             Air Freight & Couriers - 5.5 %
48,000       Expeditors International of Washington, Inc.       $ 2,725,440
7,500        United Parcel Service                                  518,475
                                                                $ 3,243,915
             Total Transportation                               $ 3,243,915

             Media - 6.8 %
             Advertising - 6.8 %
48,500       Omnicom Group                                      $ 4,056,055
             Total Media                                        $ 4,056,055

             Retailing - 1.5 %
             General Merchandise Stores - 1.5 %
17,200       Target Corp.                                       $   893,196
             Total Retailing                                    $   893,196

             Food & Drug Retailing - 5.6 %
             Drug Retail - 3.9 %
53,000       Walgreen Co.                                       $ 2,302,850
             Food Distributors - 0.6 %
12,500       Sysco Corp.                                        $   392,125
             Hypermarkets & Supercenters - 1.1 %
15,000       Wal-Mart Stores, Inc.                              $   657,300
             Total Food & Drug Retailing                        $ 3,352,275

             Household & Personal Products - 4.4 %
             Household Products - 3.5 %
37,000       Clorox Co.                                         $ 2,054,980
             Personal Products - 0.9 %
12,000       Alberto-Culver Co. (Class B)                       $   537,000
             Total Household & Personal Products                $ 2,591,980

             Health Care Equipment & Services - 8.4 %
             Health Care Equipment - 7.0 %
78,000       Medtronic, Inc.                                    $ 4,182,360
             Health Care Services - 1.4 %
14,828       Medco Health Solutions, Inc. *                     $   813,019
             Total Health Care Equipment & Services             $ 4,995,379

             Pharmaceuticals & Biotechnology - 10.8 %
             Biotechnology - 6.1 %
64,300       Techne Corp. *                                     $ 3,663,814
             Pharmaceuticals - 4.7 %
44,000       Johnson & Johnson                                  $ 2,784,320
             Total Pharmaceuticals & Biotechnology              $ 6,448,134

             Diversified Financials - 14.5 %
             Asset Management & Custody Banks - 14.5 %
19,500       Northern Trust Corp.                               $   985,725
106,000      State Street Corp.                                   5,185,520
38,000       T. Rowe Price Associates, Inc.                       2,481,400
                                                                $ 8,652,645
             Total Diversified Financials                       $ 8,652,645

             Insurance - 0.8 %
             Multi-Line Insurance - 0.8 %
8,000        American International Group, Inc.                 $   495,680
             Total Insurance                                    $   495,680

             Software & Services - 13.4 %
             Data Processing & Outsourced Services - 3.4 %
51,000       First Data Corp.                                   $ 2,040,000
             Systems Software - 10.0 %
13,000       Adobe Systems, Inc.                                $   388,050
208,000      Microsoft Corp.                                      5,351,840
8,000        Symantec Corp. *                                       181,280
                                                                $ 5,921,170
             Total Software & Services                          $ 7,961,170

             Technology Hardware & Equipment - 1.9 %
             Computer Hardware - 0.5 %
3,500        IBM Corp.                                          $   280,770
             Computer Storage & Peripherals - 0.3 %
14,000       EMC Corp. *                                        $   181,160
             Electronic Manufacturing Services - 1.1 %
25,250       Molex, Inc.                                        $   649,178
             Total Technology Hardware & Equipment              $ 1,111,108

             Semiconductors - 15.4 %
             Semiconductor Equipment - 3.0 %
105,600      Applied Materials, Inc.                            $ 1,790,976
             Semiconductors - 12.4 %
196,000      Intel Corp.                                        $ 4,831,400
67,000       Linear Technology Corp.                              2,518,530
                                                                $ 7,349,930
             Total Semiconductors                               $ 9,140,906
             TOTAL COMMON STOCK                                 $58,733,785
             (Cost   $27,117,531)
             TOTAL INVESTMENT IN SECURITIES - 98.7%             $58,733,785
             (Cost   $27,117,531) (a)
             OTHER ASSETS AND LIABILITIES - 1.3%                $  781,515

             TOTAL NET ASSETS - 100.0%                          $59,515,300

             * Non-income producing security

             (a)  At September 30, 2005, the net unrealized gain on investm

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost          $31,616,254

             Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

             Net unrealized gain                                $31,616,254


Pioneer Growth Opportunities Fund
Schedule Of Investments 9/30/05

 Shares                                                            Value
             COMMON STOCKS - 93.7 %
             Energy - 9.6 %
             Oil & Gas Drilling - 4.4 %
1,685,100    Grey Wolf, Inc. *                                  $14,205,393
 302,900     Pride International, Inc *                           8,635,679
 173,500     Superior Energy Services, Inc. *                     4,006,115
 133,700     Todco                                                5,576,627
                                                                $32,423,814
             Oil & Gas Equipment & Services - 0.6 %
 106,400     Hornbeck Offshore *                                $ 3,897,432
             Oil & Gas Explration & Production - 4.6 %
 240,500     Energy Partners, Ltd. *                            $ 7,508,410
 225,900     Forest Oil Corp. *                                  11,769,390
 162,400     Newfield Exploration Co. *                           7,973,840
 111,700     Stone Energy Corp. *                                 6,818,168
                                                                $34,069,808
             Total Energy                                       $70,391,054
             Materials - 3.3 %
             Construction Materials - 1.2 %
  95,100     Florida Rock Industries, Inc.                      $ 6,094,959
  53,900     Texas Industries, Inc.                               2,932,160
                                                                $ 9,027,119
             Fertilizers & Agricultural Chemicals - 0.7 %
  57,300     The Scotts Miracle-Gro Co.                         $ 5,038,389
             Specialty Chemicals - 0.3 %
 530,000     Omnova Solutions, Inc. *                           $ 2,316,100
             Steel - 1.1 %
  53,900     Chaparral Steel Co. *                              $ 1,359,358
 321,600     Worthington Industries, Inc. *                       6,763,248
                                                                $ 8,122,606
             Total Materials                                    $24,504,214
             Capital Goods - 6.5 %
             Aerospace & Defense - 1.2 %
 102,600     DRS Technologies, Inc.                             $ 5,064,336
  90,000     Hexcel Corp. *                                       1,646,100
  83,500     Moog, Inc. *                                         2,464,920
                                                                $ 9,175,356
             Construction & Farm Machinery & Heavy Trucks - 1.7 %
 207,400     AGCO Corp. *                                       $ 3,774,680
  54,100     Terex Corp. *                                        2,674,163
 219,500     Wabtec Corp.                                         5,987,960
                                                                $12,436,803
             Industrial Conglomerates - 0.3 %
 186,400     Tredegar Corp.                                     $ 2,425,064
             Industrial Machinery - 2.5 %
 189,900     Crane Co. *                                        $ 5,647,626
 105,900     Pentair Inc.                                         3,865,350
 245,200     Stewart & Stevenson Services, Inc.                   5,848,020
  85,600     Unova Inc. *                                         2,994,288
                                                                $18,355,284
             Trading Companies & Distributors - 0.8 %
 157,100     Applied Industrial Technologies, Inc.              $ 5,636,748
             Total Capital Goods                                $48,029,255
             Commercial Services & Supplies - 3.1 %
             Commercial Printing - 0.5 %
  97,650     R.R. Donnelly & Sons Co.                           $ 3,619,886
             Diversified Commercial Services - 1.2 %
 111,200     Arbitron, Inc.                                     $ 4,430,208
  23,800     Global Cash Access *                                   335,580
 188,874     NCO Group, Inc. *                                    3,902,137
                                                                $ 8,667,925
             Human Resource & Employment Services - 1.4 %
 187,500     Labor Ready, Inc. *                                $ 4,809,375
 183,300     Monster Worldwide, Inc. *                            5,629,143
                                                                $10,438,518
             Total Commercial Services & Supplies               $22,726,329
             Transportation - 1.8 %
             Trucking - 1.8 %
 242,000     Heartland Express, Inc.                            $ 4,922,280
 247,525     Old Dominion Freight Line, Inc *                     8,289,612
                                                                $13,211,892
             Total Transportation                               $13,211,892
             Consumer Durables & Apparel - 2.2 %
             Footwear - 1.3 %
 289,800     Skechers U.S.A. *                                  $ 4,744,026
 247,200     Wolverine World Wide, Inc.                           5,203,560
                                                                $ 9,947,586
             Homebuilding - 0.9 %
 435,932     Champion Enterprises, Inc. *                       $ 6,443,075
             Total Consumer Durables & Apparel                  $16,390,661
             Consumer Services - 5.1 %
             Casinos & Gaming - 2.1 %
 297,400     Scientific Games Corp. *                           $ 9,219,400
 100,600     Station Casinos, Inc.                                6,675,816
                                                                $15,895,216
             Leisure Facilities - 0.4 %
  92,500     Vail Resorts, Inc. *                               $ 2,659,375
             Restaurants - 2.0 %
 100,000     Papa John's International, Inc. *                  $ 5,012,000
 369,700     Rare Hospitality International Inc. *                9,501,290
                                                                $14,513,290
             Specialized Consumer Services - 0.6 %
 175,700     Jackson Hewitt Tax Service, Inc.                   $ 4,200,987
             Total Consumer Services                            $37,268,868
             Media - 1.0 %
             Broadcasting & Cable TV - 0.4 %
 165,400     Jupitermedia Corp. *                               $ 2,929,234
             Publishing - 0.6 %
 211,400     Interactive Data Corp. *                           $ 4,788,210
             Total Media                                        $ 7,717,444
             Retailing - 4.6 %
             Apparel Retail - 3.6 %
 231,800     Aeropostale, Inc. *                                $ 4,925,750
 159,200     Guess?, Inc. *                                       3,411,656
  44,600     Phillips-Van Heusen *                                1,383,492
 351,900     Stein Mart, Inc.                                     7,143,570
 344,850     Stage Stores, Inc.                                   9,266,120
                                                                $26,130,588
             Distributors - 1.0 %
 219,500     Aviall, Inc. *                                     $ 7,414,710
             Total Retailing                                    $33,545,298
             Food & Drug Retailing - 0.5 %
             Food Retail - 0.5 %
 174,300     Casey's General Stores, Inc.                       $ 4,043,760
             Total Food & Drug Retailing                        $ 4,043,760
             Food, Beverage & Tobacco - 0.7 %
             Packaged Foods & Meats - 0.7 %
 137,800     Pilgrim's Pride Corp. * (b)                        $ 5,015,920
             Total Food, Beverage & Tobacco                     $ 5,015,920
             Household & Personal Products - 0.6 %
             Personal Products - 0.6 %
 215,800     Nu Skin Enterprises, Inc.                          $ 4,110,990
             Total Household & Personal Products                $ 4,110,990
             Health Care Equipment & Services - 13.2 %
             Health Care Equipment - 4.4 %
 147,600     American Medical Systems Holdings *                $ 2,974,140
 265,100     Cytyc Corp. *                                        7,117,935
 141,200     Hologic, Inc. *                                      8,154,300
 283,500     Palomar Medical Technologies * (b)                   7,436,205
 289,600     Steris Corp.                                         6,889,584
                                                                $32,572,164
             Health Care Facilities - 1.3 %
  95,500     Kindred Healthcare, Inc. * (b)                     $ 2,845,900
 130,200     Psychiatric Solution *                               7,060,746
                                                                $ 9,906,646
             Health Care Services - 3.8 %
 176,100     American Healthways, Inc. *                        $ 7,466,640
  75,800     Cerner Corp. * (b)                                   6,589,294
 131,733     Matria Healthcare, Inc. * (b)                        4,972,921
 174,100     Merge Technologies, Inc. * (b)                       2,975,369
 276,400     Pre-Se Technologies, Inc. *                          5,710,424
                                                                $27,714,648
             Health Care Supplies - 3.7 %
 145,000     DJ Orthopedics, Inc. *                             $ 4,196,300
 181,700     Haemonetics Corp. *                                  8,636,201
 396,200     Merit Medical Systems, Inc. *                        7,028,588
 206,225     PolyMedica Corp.                                     7,205,502
                                                                $27,066,591
             Total Health Care Equipment & Services             $97,260,049
             Pharmaceuticals & Biotechnology - 7.4 %
             Biotechnology - 5.4 %
 645,200     Cubist Pharmaceuticals, Inc. *                     $13,897,608
 561,800     Connetics Corp. *                                    9,500,038
 250,000     CV Therapeutics, Inc * (b)                           6,687,500
 414,373     Serologicals Corp. * (b)                             9,348,255
                                                                $39,433,401
             Pharmaceuticals - 2.0 %
 233,400     Medicis Pharmaceutical Corp. (b)                   $ 7,599,504
 347,600     Salix Pharmaceuticals, Ltd. *                        7,386,500
                                                                $14,986,004
             Total Pharmaceuticals & Biotechnology              $54,419,405
             Banks - 3.2 %
             Diversified Banks - 0.9 %
 369,747     Fulton Financial Corp. (b)                         $ 6,193,262
  29,300     State National Bancshares, Inc *                       761,800
                                                                $ 6,955,062
             Regional Banks - 0.8 %
 292,200     Irwin Financial Corp.                              $ 5,957,958
             Thrifts & Mortgage Finance - 1.5 %
 208,500     Fremont General Corp. *                            $ 4,551,555
 641,061     W Holding Co., Inc.                                  6,128,543
                                                                $10,680,098
             Total Banks                                        $23,593,118
             Diversified Financials - 1.9 %
             Asset Management & Custody Banks - 0.9 %
 332,900     Waddell & Reed Financial, Inc.                     $ 6,444,944
             Consumer Finance - 1.0 %
 247,200     Asta Funding, Inc. * (b)                           $ 7,504,992
             Total Diversified Financials                       $13,949,936
             Insurance - 3.0 %
             Property & Casualty Insurance - 2.6 %
 172,100     Ohio Casualty Corp.                                $ 4,667,352
 124,100     ProAssurance Corp. *                                 5,791,747
  77,900     Safety Insurance Group *                             2,772,461
 122,000     Selective Insurance Group, Inc.                      5,965,800
                                                                $19,197,360
             Reinsurance - 0.4 %
  39,500     Arch Capital Group, Ltd. *                         $ 1,958,805
  50,300     Scottish RE Group, Ltd.                              1,199,152
                                                                $ 3,157,957
             Total Insurance                                    $22,355,317
             Real Estate - 1.1 %
             Real Estate Investment Trusts - 1.1 %
  94,000     Alexandria Real Estate Equities, Inc.              $ 7,772,860
             Total Real Estate                                  $ 7,772,860
             Software & Services - 13.1 %
             Application Software - 4.0 %
 147,000     Ansys, Inc. *                                      $ 5,658,030
 119,900     Avid Technology, Inc. *                              4,963,860
 468,700     Perot Systems Corp. *                                6,632,105
1,732,400    Parametric Technology Co. *                         12,074,828
                                                                $29,328,823
             Data Processing & Outsourced Services - 0.2 %
  90,800     The BISYS Group, Inc. *                            $ 1,219,444
             Home Entertainment Software - 0.6 %
 564,800     Plato Learning, Inc. *                             $ 4,298,128
             Internet Software & Services - 4.1 %
 567,300     Cnet Networks, Inc. *                              $ 7,698,261
 191,400     Digital Insight Corp. *                              4,987,884
  72,400     j2 Global Communications, Inc. * (b)                 2,926,408
 326,800     HouseValues, Inc. * (b)                              4,673,240
 123,000     Websense Inc *                                       6,298,830
 182,700     Witness Systems, Inc. *                              3,816,603
                                                                $30,401,226
             IT Consulting & Other Services - 1.3 %
  63,600     CACI International, Inc. *                         $ 3,854,160
 815,208     Ciber, Inc. *                                        6,056,995
                                                                $ 9,911,155
             Systems Software - 2.9 %
 305,600     Jack Henry  & Associates, Inc. *                   $ 5,928,640
 172,456     Micros Systems, Inc. *                               7,544,950
 118,000     Macrovision Corp. *                                  2,253,800
 172,300     Progress Software Corp. *                            5,473,971
                                                                $21,201,361
             Total Software & Services                          $96,360,137
             Technology Hardware & Equipment - 7.9 %
             Networking Equipment - 0.9 %
 545,000     Foundry Networks, Inc. *                           $ 6,921,500
             Communications Equipment - 3.5 %
 528,900     Arris Group, Inc. *                                $ 6,272,754
 322,600     Emulex Corp. *                                       6,519,746
 471,300     Netgear, Inc. * (b)                                 11,339,478
 225,800     Symmetricom, Inc. *                                  1,747,692
                                                                $25,879,670
             Computer Hardware - 0.5 %
  74,600     Intergraph Corp. *                                 $ 3,335,366
             Computer Storage & Peripherals - 1.0 %
 150,300     Sandisk Corp. *                                    $ 7,251,975
             Electronic Equipment & Instruments - 1.4 %
 552,700     Aeroflex, Inc. *                                   $ 5,173,272
 197,200     Tektronix, Inc.                                      4,975,356
                                                                $10,148,628
             Technology Distributors - 0.6 %
 280,800     Agilysys, Inc.                                     $ 4,728,672
             Total Technology Hardware & Equipment              $58,265,811
             Semiconductors - 3.2 %
             Semiconductor Equipment - 2.0 %
 540,800     Entegris Inc. *                                    $ 6,111,040
 185,700     MKS Instruments, Inc. *                              3,199,611
 277,400     Photronics, Inc. *                                   5,381,560
                                                                $14,692,211
             Semiconductors - 1.2 %
 103,800     DSP Group, Inc. *                                  $ 2,663,513
1,171,800    SGC Holding Corp. *                                  6,058,206
                                                                $ 8,721,719
             Total Semiconductors                               $23,413,930
             Utilities - 0.8 %
             Independent Power Producer & Energy Traders - 0.8 %
 130,300     Black Hills Corp. *                                $ 5,651,111
             Total Utilities                                    $ 5,651,111
             TOTAL COMMON STOCKS
             (Cost   $548,187,748)                              $689,997,359

             EXCHANGE TRADED FUNDS - 2.4 %
  75,300     iShares Russell 2000 Value (ETF)  (b)              $ 4,964,529
  92,200     iShares Russell 2000 Growth (ETF) (b)                6,332,296
  55,400     iShares Russell 600 Small Cap Growth (ETF) (b)       6,433,602
             TOTAL EXCHANGE TRADED FUNDS                        $17,730,427
             (Cost $13,763,954)                                 $17,730,427

             RIGHTS/WARRANTS - 0.2 %
             Commercial Services & Supplies - 0.0 %
             Diversified Commercial Services - 0.0 %
  74,330     NCO Group Warrants Exp. 9/28/06 *                  $        -
             Total Commercial Services & Supplies               $        -
             Health Care Equipment & Services - 0.0 %
             Health Care Equipment - 0.0 %
  92,625     Endo Warrants Exp. 11/23/05 *                      $        -
             Health Care Facilities - 0.0 %
 260,000     Lifepoint Warrants Exp. 4/1/07 *                   $        -
 156,000     Lifepoint Warrants Exp. 7/21/07 *                           -
             Health Care Supplies - 0.0 %
 172,200     SpectRx Inc Warrants Exp. 6/4/06 *                 $        -
             Total Health Care Equipment & Services             $        -
             Pharmaceuticals & Biotechnology - 0.2 %
             Biotechnology - 0.0 %
 450,000     Photomedex Warrants Exp. 6/13/07 *                 $    81,000
             Pharmaceuticals - 0.2 %
 217,500     Nastech Warrants Exp. 3/22/06 *                    $ 1,697,044
             Total Pharmaceuticals & Biotechnology              $ 1,778,044
             TOTAL RIGHTS/WARRANTS
             (Cost   $43,215)                                   $ 1,778,044

Principal                                                          Value
 Amount      TEMPORARY CASH INVESTMENTS - 13.3 %
             Repurchase Agreement - 3.4 %
25,000,000   UBS Warburg, Inc., 3.25%, dated 9/30/05, repurchase price of
             $25,000,000 plus accrued interest on 10/3/05 collateralized by
 Shares      $25,790,000 U.S Treasury Note, 2.375%, 8/15/06     $25,000,000
             Security Lending Collateral - 9.9 %
73,146,391   Security Lending Investment Fund, 3.63%            $73,146,391
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost   $98,146,391)                               $98,146,391

             TOTAL INVESTMENT IN SECURITIES - 109.6%
             (Cost   $660,141,308)                              $807,652,221

             OTHER ASSETS AND LIABILITIES - (9.6)%              $(71,235,502)

             TOTAL NET ASSETS - 100.0%                          $736,416,719

*            Non-income producing security

(A.D.R.)     American Depositary Receipt

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $660,141,308 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost          $160,580,473

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value           (13,069,560)

             Net unrealized gain                                $147,510,913

(b)          At September 30, 2005, the following securities were out on loan:

Shares                            Security                       Market Value

  62,576     Affiliated Managers Group, Inc.  +                 $ 4,531,754
  63,620     Asta Funding, Inc. *                                 1,931,503
  20,010     CV Therapeutics, Inc *                                 535,268
  72,010     Cerner Corp. *                                       6,259,829
 258,949     Fulton Financial Corp.                               4,337,396
 310,315     HouseValues, Inc. *                                  4,437,505
  71,535     iShares Russell 2000 Value (ETF)                     4,716,303
  87,590     iShares Russell 2000 Growth (ETF)                    6,015,681
  15,100     iShares Russell 600 Small Cap Growth (ETF)           1,753,563
  68,563     j2 Global Communications, Inc. *                     2,771,316
  31,905     Kindred Healthcare, Inc. *                             950,769
 121,791     Matria Healthcare, Inc. *                            4,597,610
 165,925     Medicis Pharmaceutical Corp.                         5,402,518
 165,395     Merge Technologies, Inc. *                           2,826,601
 135,705     Netgear, Inc. *                                      3,265,062
  42,022     Palomar Medical Technologies *                       1,102,237
 130,910     Pilgrim's Pride Corp. *                              4,765,124
 361,340     Serologicals Corp. *                                 8,151,831
             Total                                                $   68,351,870

      +      Pending sale at 9/30/05


Pioneer Small & Mid Cap Growth Fund
Schedule of Investments  9/30/05 (unaudited)

Shares                                                            Value
        COMMON STOCKS - 98.6 %
        Materials - 1.9 %
        Specialty Chemicals - 1.9 %
19,000  Sigma-Aldrich Corp.                                    $1,217,140
        Total Materials                                        $1,217,140
        Capital Goods - 3.0 %
        Building Products - 3.0 %
48,000  Simpson Manufacturing Co., Inc.                        $1,878,720
        Total Capital Goods                                    $1,878,720
        Commercial Services & Supplies - 5.1 %
        Diversified Commercial Services - 5.1 %
33,000  ChoicePoint, Inc. *                                    $1,424,610
44,000  Cintas Corp.                                            1,806,200
                                                               $3,230,810
        Total Commercial Services & Supplies                   $3,230,810
        Transportation - 2.7 %
        Air Freight & Couriers - 2.7 %
30,000  Expeditors International of Washington, Inc.           $1,703,400
        Total Transportation                                   $1,703,400
        Consumer Durables & Apparel - 1.9 %
        Leisure Products - 1.9 %
24,000  Polaris Industries, Inc.                               $1,189,200
        Total Consumer Durables & Apparel                      $1,189,200
        Consumer Services - 5.2 %
        Education Services - 3.1 %
15,500  Apollo Group, Inc.  *  (b)                             $1,029,045
50,000  DeVry, Inc. *                                             952,500
                                                               $1,981,545
        Restaurants - 2.1 %
35,350  Brinker International, Inc. *                          $1,327,746
        Total Consumer Services                                $3,309,291
        Media - 6.8 %
        Advertising - 6.2 %
77,050  Harte -Hanks, Inc.                                     $2,036,432
37,000  WPP Group Plc (A.D.R.)  (b)                             1,891,440
                                                               $3,927,872
        Broadcasting & Cable TV - 0.6 %
28,250  Saga Communications, Inc.  *                           $  375,725
        Total Media                                            $4,303,597
        Retailing - 2.9 %
        Specialty Stores - 2.9 %
64,000  O'Reilly Automotive, Inc. *                            $1,803,520
        Total Retailing                                        $1,803,520
        Household & Personal Products - 5.8 %
        Household Products - 2.8 %
32,000  Clorox Co.                                             $1,777,280
        Personal Products - 3.0 %
42,500  Alberto-Culver Co. (Class B)                           $1,901,875
        Total Household & Personal Products                    $3,679,155
        Health Care Equipment & Services - 24.5 %
        Health Care Distributors - 2.2 %
34,000  Patterson Companies *                                  $1,361,020
        Health Care Equipment - 15.1 %
26,000  C. R. Bard, Inc.                                       $1,716,780
32,700  Dentsply International, Inc.                            1,766,454
67,000  Molecular Devices Corp. *                               1,399,630
25,000  ResMed, Inc. *                                          1,991,252
35,800  Stryker Corp.                                           1,769,594
22,000  Waters Corp. *                                            915,200
                                                               $9,558,910
        Health Care Services - 7.2 %
32,000  Express Scripts, Inc. *                                $1,990,400
60,000  IMS Health, Inc.                                        1,510,200
19,700  Medco Health Solutions, Inc. *                          1,080,151
                                                               $4,580,751
        Total Health Care Equipment & Services                 $15,500,681
        Pharmaceuticals & Biotechnology - 4.2 %
        Biotechnology - 4.2 %
46,000  Techne Corp. *                                         $2,621,080
        Total Pharmaceuticals & Biotechnology                  $2,621,080
        Banks - 2.6 %
        Regional Banks - 2.6 %
88,000  UCBH Holdings, Inc. (b)                                $1,612,160
        Total Banks                                            $1,612,160
        Diversified Financials - 7.7 %
        Asset Management & Custody Banks - 7.7 %
60,500  Federated Investors, Inc.                              $2,010,415
29,000  Investors Financial Services Corp. (b)                    954,100
29,000  T. Rowe Price Associates, Inc.                          1,893,700
                                                               $4,858,215
        Total Diversified Financials                           $4,858,215
        Software & Services - 7.6 %
        Data Processing & Outsourced Services - 5.4 %
27,800  DST Systems, Inc. *                                    $1,524,274
41,000  Fiserv, Inc. *                                          1,880,670
                                                               $3,404,944
        Systems Software - 2.2 %
32,500  Micros Systems, Inc. *                                 $1,421,875
        Total Software & Services                              $4,826,819
        Technology Hardware & Equipment - 7.0 %
        Communications Equipment - 2.1 %
42,000  Plantronics, Inc.                                      $1,294,020
        Electronic Equipment & Instruments - 2.3 %
28,000  Mettler-Toledo International, Inc. *                   $1,427,440
        Electronic Manufacturing Services - 2.6 %
46,100  Molex, Inc.                                            $1,185,231
19,750  National Instruments Corp.                                486,640
                                                               $1,671,871
        Total Technology Hardware & Equipment                  $4,393,331
        Semiconductors - 9.7 %
        Semiconductor Equipment - 3.3 %
26,000  KLA-Tencor Corp.                                       $1,267,760
32,000  Novellus Systems, Inc. *                                  802,560
                                                               $2,070,320
        Semiconductors - 6.4 %
46,000  Linear Technology Corp.                                $1,729,140
62,000  Microchip Technology                                    1,867,440
29,000  Semtech Corp. *                                           477,630
                                                               $4,074,210
        Total Semiconductors                                   $6,144,530
        TOTAL COMMON STOCKS
        (Cost   $51,827,935)                                   $62,271,649

        OTHER ASSETS AND LIABILITIES -1.4%                     $ 875,029

        TOTAL NET ASSETS - 100.0%                              $63,146,678

   *    Non-income producing security

(A.D.R.)American Depositary Receipt

  (a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $51,827,935 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost              $11,948,107

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value               (1,504,393)

        Net unrealized gain                                    $10,443,714

  (b)   At September 30, 2005, the following securities were out on loan:

Shares                         Security                         Market
 Value
14,725  Apollo Group, Inc.  *                                  $ 977,593
27,550  Investors Financial Services Corp.                       906,395
63,565  UCBH Holdings, Inc.                                     1,165,146
10,100  WPP Group Plc (A.D.R.)                                   516,312
        Total                                                  $3,565,446


          Pioneer Tax Free Money Market Fund
          Schedule of Investments  9/30/05
Principal Amount                                                      Value
          MUNICIPAL BONDS - 92.4 %
          Municipal Airport - 0.8 %
$1,260,000Chicago Illinois O'Hare International Airport, Floating $  1,260,000

          Municipal Development - 6.7 %
1,730,000 Alaska Industrial Development and Export Authority, Floa$  1,730,000
1,500,000 Dickson County, Floating Rate Note, 11/1/12                1,500,000
2,200,000 Fulton County Georgia, Floating Rate Note, 7/1/26          2,200,000
3,000,000 Hillsborough County Florida, Floating Rate Note, 11/1/21   3,000,000
780,000   Illinois Development Finance Authority, Floating Rate Not    780,000
290,000   Montgomery County Maryland Industrial Development, Floati    290,000
840,000   Montgomery County Texas Industrial Development Corp., Flo    840,000
800,000   Pima County Arizona Industrial Development Authority, Flo    800,000
                                                                  $ 11,140,000
          Municipal Education - 3.5 %
3,200,000 Broward County Florida, Floating Rate Note, 4/1/24      $  3,200,000
2,500,000 Chattanooga Tennessee Health, Floating Rate Note, 1/1/23   2,500,000
                                                                  $  5,700,000
          Municipal Facilities - 7.2 %
1,000,000 Castle Rock Colorado Metropolitan District #7, Floating $  1,000,000
1,000,000 Cherry Creek Colorado South Metropolitan District #1, Flo  1,000,000
2,700,000 Clarksville Public Building, Floating Rate Note, 7/1/16    2,700,000
700,000   Holland Creek Metropolitan District Colorado, Floating Ra    700,000
2,685,000 Metropolitan Government Nashville & Davidson County Tenne  2,685,000
1,500,000 Richland Washington Golf Enterprise Revenue, Floating Rat  1,500,000
1,350,000 Sevier County Tennessee Public Building Authority, Floati  1,350,000
1,000,000 Wildgrass Metropolitan District Colorado, Floating Rate N  1,000,000
                                                                  $ 11,935,000
          Municipal General - 4.7 %
2,500,000 ABN Amro Munitops, Floating Rate Note, 2/6/08           $  2,500,000
1,000,000 Commerce City Colorado Northern, Floating Rate Note, 12/1  1,000,000
1,800,000 District of Columbia, Floating Rate Note, 6/1/25           1,800,000
1,500,000 NBC Metropolitan District Colorado, Floating Rate Note, 1  1,500,000
1,000,000 New York State Local Government Assistance Corp., Floatin  1,000,000
                                                                  $  7,800,000
          Municipal Government - 9.8 %
1,200,000 District of Columbia, Floating Rate Note, 6/1/30        $  1,200,000
1,400,000 New York, NY Series A-7, Floating Rate Note, 11/1/24       1,400,000
2,160,000 New York, NY Series B-2, Floating Rate Note, 8/15/20       2,160,000
2,000,000 New York, NY Series E-2, Floating Rate Note, 8/1/20        2,000,000
5,000,000 New York, NY Series F-3, Floating Rate Note, 2/15/13       5,000,000
4,200,000 Washington State Series VR 96-B, Floating Rate Note, 6/1/  4,200,000
200,000   Washington Suburban District Maryland, Floating Rate Note    200,000
                                                                  $ 16,160,000
          Municipal Higher Education - 5.5 %
2,000,000 Purdue University, Floating Rate Note, 7/1/27           $  2,000,000
5,000,000 Connecticut State Health and Elderly Facilties, Floating   5,000,000
1,000,000 Connecticut State Health, Floating Rate Note, 7/1/36       1,000,000
1,150,000 North Carolina State University, Floating Rate Note, 12/1  1,150,000
                                                                  $  9,150,000
          Municipal Housing - 4.7 %
3,000,000 Alaska State Housing Fiancial Corp, Floating Rate Note, $  3,000,000
1,100,000 Blount County Tennessee, Floating Rate Note, 1/1/19        1,100,000
3,000,000 South Dakota Housing Development Authority, Floating Rate  3,000,000
590,000   Washington State Housing Finance, Floating Rate Note, 7/1    590,000
                                                                  $  7,690,000
          Municipal Medical - 21.8 %
1,300,000 Alabama Special Care Facilities Authority, Floating Rate$  1,300,000
1,960,000 Clark County Virginia Industry, Floating Rate Note, 1/1/3  1,960,000
2,000,000 Coastal Bend Health Facilities Development Texas, Floatin  2,000,000
1,500,000 Colorado Health Facilities Authority Revenue, Floating Ra  1,500,000
1,400,000 Daphne-Villa Mercy Alabama Special Care Facilities Author  1,400,000
4,065,000 Elmhurst Illinois, Floating Rate Note, 7/1/18              4,065,000
2,150,000 Huron County Mich Economic, Floating Rate Note, 10/1/28    2,150,000
3,100,000 Illinois Development Finance Authority, Floating Rate Not  3,100,000
2,800,000 Indiana Health Facilities, Floating Rate Note, 3/1/33      2,800,000
975,000   Macon-Bibb County Georgia Hospital Authority Revenue, Flo    975,000
1,605,000 Maryland State Health and Higher Educational Facilities A  1,605,000
3,600,000 Missouri State Health & Educational Facilities Authority,  3,600,000
2,000,000 North Carolina Medical Care Community Hospital Revenue, F  2,000,000
2,000,000 Port City Medical Clinic Board Mobile Alabama, Floating R  2,000,000
2,925,000 Sarasota Hospital, 2.59%, 7/1/37                           2,925,000
1,000,000 University of Alabama, Floating Rate Note, 9/1/31          1,000,000
1,700,000 Wisconsin State Health and Educational Facilities Authori  1,700,000
                                                                  $ 36,080,000
          Municipal Multiple Family Housing - 7.1 %
1,500,000 Alabama Housing Finance Authority Multi-family Housing, $  1,500,000
2,000,000 Alaska State Housing Finance Corp., Series B, Floating Ra  2,000,000
1,000,000 Cobb County Georgia Housing Multi-Family, Floating Rate N  1,000,000
1,800,000 Louisiana Public Facilities Authority Revenue, Floating R  1,800,000
1,915,000 Orange County Florida Housing Authority, Floating Rate No  1,915,000
3,450,000 Phoenix Arizona Industrial Development Authority, Floatin  3,450,000
                                                                  $ 11,665,000
          Municipal Pollution - 10.0 %
1,000,000 Apache County Arizona Industrial Development Authority, F  1,000,000
1,900,000 Appling County Georgia Development Authority Pollution, F  1,900,000
4,500,000 Burke County Georgia Development, Floating Rate Note, 1/1  4,500,000
1,400,000 Burke County Georgia Development, Floating Rate Note, 1/1  1,400,000
1,585,000 Clark County Kentucky Pollution Control Revenue, Floating  1,585,000
1,300,000 Lincoln County Wyoming Pollution Control Revenue, Floatin  1,300,000
2,000,000 Mobile Alabama Industrial Development Board, Floating Rat  2,000,000
1,000,000 Monroe County Georgia Development Authority Pollution Co$  1,000,000
1,915,000 Sabine River Industrial Development Authority Texas, Floa  1,915,000
                                                                  $ 16,600,000
          Municipal Power - 4.4 %
2,325,000 California State Department Water and Power, Floating Ra$  2,325,000
5,000,000 Georgia Municipal Electric Authority, Floating Rate Note,  5,000,000
                                                                  $  7,325,000
          Municipal Single Family Housing - 1.8 %
3,000,000 Wyoming Community Development Authority, Floating Rate N$  3,000,000

          Municipal Transportation - 1.0 %
1,700,000 Jackson-Union Counties Illinois Regulation, Floating Rat$  1,700,000

          Municipal Water - 3.4 %
2,900,000 Massachusetts State Water Resource Authority, Floating R$  2,900,000
2,345,000 Jackson Tennessee Energy, Floating Rate Note, 12/1/23      2,345,000
410,000   Oklahoma State Water Resource, Floating Rate Note, 10/1/3    410,000
                                                                  $  5,655,000
          TOTAL MUNICIPAL BONDS                                   $152,860,000
          (Cost   $152,860,000)
          TOTAL INVESTMENTS IN SECURITIES - 92.4%                 $152,860,000
          (Cost   $152,860,000) (a)
          OTHER ASSETS AND LIABILITIES - 7.6%                     $12,648,688

          TOTAL NET ASSETS - 100.0%                               $165,508,688


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 30

By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 30, 2005

* Print the name and title of each signing officer under his or her signature.